Leases (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Finance Lease

	As of December 31,
	2019	2019
	RMB	US$
Finance lease
Property and equipment, gross	20,334	2,921
Accumulated depreciation	(1,212)	(174)
Property and equipment, net	19,122	2,747
Finance lease liabilities, current portion	6,684	960
Finance lease liabilities	10,348	1,486
Total finance lease liabilities	17,032	2,446

Summary of Components of Lease Cost

The components of lease cost were as follows:

	As of December 31,
	2019	2019
	RMB	US$
Operating lease costs(i)	183,578	26,369
Finance lease costs:
Amortization of ROU assets	579	83
Total finance lease costs	579	83

(i)	Excluding cost of short-term contracts. Short-term lease costs for year ended December 31, 2019 were RMB357million (US$51 million).

Summary of Cash Paid for Amounts Included in Measurement of Lease Liabilities

Cash paid for amounts included in the measurement of lease liabilities:

	As of December 31,
	2019	2019
	RMB	US$
Operating cash payments for operating leases	208,560	29,958
Operating cash payments for finance leases	—	—
Financing cash payments for finance leases	397	57

Schedule of ROU Assets Obtained in Exchange for Lease Obligation	ROU assets obtained in exchange for lease obligations:
	As of December 31,
	2019	2019
	RMB	US$
Operating leases	323,242	46,431
Finance leases	18,950	2,722

Summary of Future Lease Payments under Lease Liabilities

Future lease payments under lease liabilities as of December 31, 2019 were as follows:

	Operating leases		Finance leases
	RMB	US$	RMB	US$
Year ending December 31,
2020	129,190	18,557	6,894	990
2021	119,686	17,192	6,895	990
2022	96,956	13,927	4,687	673
2023	81,614	11,723	—	—
2024	24,483	3,517	—	—
Thereafter	194,903	27,996	—	—
Total future lease payments	646,832	92,912	18,476	2,653
Less: Imputed interest	(118,688)	(17,048)	(1,444)	(207)
Total lease liability balance	528,144	75,864	17,032	2,446